Other Assets And Liabilities (Summarized Financial Information Of Morgan Stanley) (Details) (Morgan Stanley [Member], JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Morgan Stanley [Member]
Equity Method Investment, Summarized Financial Information, Assets
Financial instruments owned	¥ 22,884	¥ 25,620
Federal funds sold and securities purchased under agreements to resell	11,215	13,547
Securities borrowed	11,639	11,885
Total assets	64,193	69,529
Equity Method Investment, Summarized Financial Information, Liabilities and Equity
Long-term debt	14,525	16,309
Financial instruments sold, not yet purchased	10,765	11,331
Securities sold under agreements to repurchase and Securities loaned	8,821	13,045
Total liabilities	58,391	63,999
Noncontrolling interests	680	692
Equity Method Investment, Summarized Financial Information, Income and Loss
Net revenues	2,517	2,561	2,216	[1]
Total non-interest expenses	2,084	2,164	1,772	[1]
Income from continuing operations before income tax expense	433	397	444	[1]
Net income applicable to Morgan Stanley	¥ 244	¥ 335	¥ 288	[1]

[1]	Summarized financial information for the 9 months period ended March 31, 2010 is presented, since the MUFG Group retroactively applied equity method accounting for the investment in Morgan Stanley's common stock since July 1, 2009. See Note 2 for more information.